Accounting Policies (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2017 USD ($) vessel	Sep. 30, 2016 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Depreciation catch-up charge	$ 59,937	$ 56,146
Number of vessels in sale and leaseback transaction | vessel	7
Revised Assessment of Guarantee Obligation, Remeasurement Loss | Golar LNG Partners
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Incremental remeasurement loss from revision of guarantee obligation	$ 9,000
Golar Tundra | Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Depreciation catch-up charge	$ 9,700